SCHEDULE OF BREAKDOWN BALANCES DUE TO RELATED PARTIES (Details) - USD ($)		Mar. 31, 2026		Mar. 26, 2026	Jun. 30, 2025		Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Amount due from a related party			[1]		$ 100	[2]	$ 100	[2]
Borneo Oil Corporation Sdn [Member]
Defined Benefit Plan Disclosure [Line Items]
Advance of related party		72,818	[3]		72,869	[3],[4]	70,677	[4]
Borneo Oil Berhad [Member]
Defined Benefit Plan Disclosure [Line Items]
Advance of related party		3,007	[5]		3,007	[5],[6]	3,007	[6]
Taipan International Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Advance of related party		119,153	[7]		119,153	[7],[8]	119,153	[8]
Borneo Energy Sdn Bhd [Member]
Defined Benefit Plan Disclosure [Line Items]
Advance of related party		16,298	[5]		16,356	[5],[6]	14,599	[6]
Victoria Capital Sdn Bhd [Member]
Defined Benefit Plan Disclosure [Line Items]
Advance of related party		6,202	[9]		5,913	[9],[10]	93,270	[10]
Uniti Mart Sdn Bhd [Member]
Defined Benefit Plan Disclosure [Line Items]
Advance of related party	[6]						7,782
Makin Teguh Sdn Bhd [Member]
Defined Benefit Plan Disclosure [Line Items]
Advance of related party			[5]	$ 19,379	19,379	[5],[6]	19,379	[6]
J Ambrose Partners [Member]
Defined Benefit Plan Disclosure [Line Items]
Advance of related party		64,981	[11]		75,904	[11],[12]	48,588	[12]
SB Resorts Sdn Bhd [Member]
Defined Benefit Plan Disclosure [Line Items]
Advance of related party		6,946	[3]		6,622	[3],[4]	2,120	[4]
SB Supplies Logistics Sdn Bhd [Member]
Defined Benefit Plan Disclosure [Line Items]
Advance of related party		4,837	[5]		4,612	[5],[6]	5,936	[6]
Borneo Eco Food Sdn Bhd [Member]
Defined Benefit Plan Disclosure [Line Items]
Advance of related party		1,215	[5]		1,159	[5],[6]	1,039	[6]
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Advance of related party		295,457			324,974		385,550
Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Advance of related party		$ 3,033	[13]		$ 209,640	[13],[14]	$ 4,188	[14]

[1]	Encik Anuar bin Ismail, an indirect significant shareholder, is a director of Vetrolysis Limited.
[2]	Encik Anuar bin Ismail, an indirect significant shareholder, is a director of Vetrolysis Limited.
[3]	SB Resorts Sdn. Bhd. and BOC are wholly owned subsidiaries of BOB (holding 12.95% of the Company’s issued and outstanding common stock as of March 31, 2026). The advances are related to ordinary business transactions and bear no interest or collateral, repayable and renewable under normal business advancement terms.
[4]	SB Resorts Sdn. Bhd. and Borneo Oil Corporation Sdn. Bhd. (“BOC”) are wholly owned subsidiaries of Borneo Oil Berhad (“BOB”) (holding 13.4% of the Company’s issued and outstanding Common Stock as of June 30, 2025). The advances are related to ordinary business transactions and bear no interest or collateral, repayable and renewable under normal business advancement terms.
[5]	BOB is the ultimate holding company of Borneo Eco Food Sdn. Bhd., Borneo Energy Sdn. Bhd. and SB Supplies & Logistic Sdn. Bhd. and held 12.95% of the Company’s issued and outstanding common stock as of March 31, 2026. Makin Teguh Sdn Bhd is an associate of BOB. The advances are related to ordinary business transactions and bear no interest or collateral and are repayable on demand. On March 26, 2026, Makin Teguh Sdn Bhd entered into a debt release agreement with the Company, pursuant to which all outstanding obligations owed by the Company in the amount of $19,379 were fully extinguished.
[6]	Borneo Oil Berhad (“BOB”) is the ultimate holding company of Borneo Eco Food Sdn. Bhd., Borneo Energy Sdn. Bhd., SB Supplies & Logistic Sdn. Bhd. and UnitiMart Sdn. Bhd., (holding 13.4% of the Company’s issued and outstanding Common Stock as of June 30, 2025). Makin Teguh Sdn Bhd is an associate of BOB. The advances are related to ordinary business transactions and bear no interest or collateral and are repayable on demand.
[7]	Taipan International Limited is one of the shareholders of the Company and held 7.74% of the Company’s issued and outstanding common stock as of March 31, 2026. The advances are related to ordinary business transactions and bear no interest or collateral and are repayable on demand.
[8]	Taipan International Limited is one of the shareholders of the Company and held 15.4% of the Company’s issued and outstanding Common Stock as of June 30, 2025. The advances are related to ordinary business transactions and bear no interest or collateral and are repayable on demand.
[9]	Victoria Capital Sdn. Bhd. is one of the shareholders of the Company and held 0.2% of the Company’s issued and outstanding common stock as of March 31, 2026. The advances are related to ordinary business transactions and bear no interest or collateral and are repayable on demand.
[10]	Victoria Capital Sdn. Bhd. is one of the shareholders of the BOB (holding 7.8% if BOB’s shares) and also is a direct shareholder of Company, holding 0.2% of the Company’s issued and outstanding Common Stock as of June 30, 2025. The advances are related to ordinary business transactions and bear no interest or collateral and are repayable on demand.
[11]	J. Ambrose & Partners is controlled by J Ambrose who is one of the shareholders of the Company, and he held 1.535% of the Company’s issued and outstanding common stock as of March 31, 2026. Ambrose is also the managing director and a substantial shareholder of BOB. The advances are related to ordinary business transactions and bear no interest or collateral and are repayable on demand. On March 26, 2026, J. Ambrose & Partners entered into a debt release agreement with the Company, pursuant to which $11,219 owed by the Company was fully extinguished.
[12]	J. Ambrose & Partners is controlled by J Ambrose who is one of the shareholders of the Company, and he held 1.6% of the Company’s issued and outstanding Common Stock as of June 30, 2025. He is also a substantial shareholder of BOB. The advances are related to ordinary business transactions and bear no interest or collateral and are repayable on demand.
[13]	This amount represent expenses incurred and paid by Jack Wong on behalf of the Company. The balance as of June 30, 2025 represented the remaining balance of the special bonus of $1.25 million to the Company’s Chairman and Chief Executive Officer Jack Wong, approved by the Board of the Company on December 9, 2024. On December 10, 2024, Mr. Wong entered into a Sale and Purchase Agreement to purchase the property located at 1138 Wildhorse Parkway Drive, Chesterfield, Missouri 63005 owned by Verde Renewables, for a current market value of $857,500. The Board also approved the option for this amount to be repaid through monthly installments deducted from the bonus over 26 pay cycles starting from January 2025. This transaction was structured as a sale and purchase agreement between the Company and Mr. Wong, with no cash exchange involved. The remaining balance of the bonus was allocated to cover any taxes associated with the bonus on behalf of Mr. Wong and was fully settled as of March 31, 2026.
[14]	Mr. Jack Wong is the Chief Executive Officer of the Company effective October 1, 2022. Further, Jack Wong was re-elected Director of the Company by Waiver and Consent of Shareholders, effective March 30, 2024. This represents remaining balance of the special bonus of $1.25 million to CEO Jack Wong approved by the Board of the Company on December 9, 2024. On December 10, 2024, CEO Jack Wong entered into the Wong Agreement to purchase the Property located at 1138 Wildhorse Parkway Drive, Chesterfield, Missouri 63005 owned by VRI, for a current market value of $857,500.The Board also approved the option for this amount to be repaid through monthly installments deducted from the bonus over 26 pay cycles starting from January 2025. This transaction shall be structured as a sale and purchase agreement between the Company and CEO Jack Wong, with no cash exchange involved. The remaining balance of the bonus shall be allocated to cover any taxes associated with the bonus on behalf of CEO Jack Wong